SECURITIES	12 Months Ended
Dec. 31, 2013
Securities [Abstract]
SECURITIES
NOTE D – SECURITIES

A summary of the amortized cost and estimated fair value of available-for-sale securities and held-to-maturity securities at December 31, 2013 and 2012, follows:

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities:
Obligations of U.S. Government Agencies	$29,963,634	$122,764	$124,491	$29,961,907
Tax-exempt and taxable obligations of states and municipal subdivisions	107,676,085	1,937,586	1,535,036	108,078,635
Mortgage-backed securities	78,770,400	810,370	1,394,067	78,186,703
Corporate obligations	28,210,148	223,776	1,582,001	26,851,923
Other	1,255,483	-	283,980	971,503
	$245,875,750	$3,094,496	$4,919,575	$244,050,671
Held-to-maturity securities:
Mortgage-backed securities	$2,438,435	$-	$74,008	$2,364,427
Taxable obligations of states and municipal subdivisions	6,000,000	1,260,000	-	7,260,000
	$8,438,435	$1,260,000	$74,008	$9,624,427

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$36,148,002	$231,810	$20,735	$36,359,077
Tax-exempt and taxable obligations of states and municipal subdivisions	95,113,063	3,823,242	26,121	98,910,184
Mortgage-backed securities	60,384,181	1,596,672	14,364	61,966,489
Corporate obligations	17,640,092	298,471	1,751,814	16,186,749
Other	1,255,483	-	285,300	970,183
	$210,540,821	$5,950,195	$2,098,334	$214,392,682
Held-to-maturity securities:
Mortgage-backed securities	$2,470,103	$84,796	$-	$2,554,899
Taxable obligations of states and municipal subdivisions	6,000,000	-	1,499,400	4,500,600
	$8,470,103	$84,796	$1,499,400	$7,055,499

The scheduled maturities of securities at December 31, 2013, were as follows:

	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Due less than one year	$18,172,801	$18,263,173	$-	$-
Due after one year through five years	80,376,374	81,347,356	-	-
Due after five years through ten years	38,986,734	38,900,600	-	-
Due after ten years	29,569,441	27,352,839	6,000,000	7,260,000
Mortgage-backed securities	78,770,400	78,186,703	2,438,435	2,364,427
	$245,875,750	$244,050,671	$8,438,435	$9,624,427

Actual maturities can differ from contractual maturities because the obligations may be called or prepaid with or without penalties.

No gain or loss was realized from the sale of available-for-sale securities in 2013 or in 2012. No other-than-temporary impairment losses were recognized for the years ended 2013 and 2012.

Securities with a carrying value of $197,611,193 and $159,725,903 at December 31, 2013 and 2012, respectively, were pledged to secure public deposits, repurchase agreements, and for other purposes as required or permitted by law.

The details concerning securities classified as available-for-sale with unrealized losses as of December 31, 2013 and 2012, were as follows:

	2013
	Losses < 12 Months		Losses 12 Months or >		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Obligations of U.S. government agencies	$6,898,945	$124,491	$-	$-	$6,898,945	$124,491
Tax-exempt and tax- able obligations of states and municipal subdivisions	37,725,915	1,523,780	1,297,792	11,256	39,023,707	1,535,036
Mortgage-backed securities	39,540,663	1,394,067	-	-	39,540,663	1,394,067
Corporate obligations	10,814,405	174,210	3,386,225	1,407,791	14,200,630	1,582,001
Other	-	-	971,503	283,980	971,503	283,980
	$94,979,928	$3,216,548	$5,655,520	$1,703,027	$100,635,448	$4,919,575

	2012
	Losses < 12 Months		Losses 12 Months or >		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Obligations of U.S. government agencies	$5,063,924	$20,735	$-	$-	$5,063,924	$20,735
Tax-exempt and tax- able obligations of states and municipal subdivisions	4,556,699	26,000	254,605	121	4,811,304	26,121
Mortgage-backed securities	-	-	236,886	14,364	236,886	14,364
Corporate obligations	978,600	1,764	2,668,168	1,750,050	3,646,768	1,751,814
Other	-	-	970,183	285,300	970,183	285,300
	$10,599,223	$48,499	$4,129,842	$2,049,835	$14,729,065	$2,098,334

Approximately 38% of the number of securities in the investment portfolio at December 31, 2013, reflected an unrealized loss. Management is of the opinion the Company has the ability to hold these securities until such time as the value recovers or the securities mature. Management also believes the deterioration in value is attributable to changes in market interest rates and lack of liquidity in the credit markets. We have determined that these securities are not other-than-temporarily impaired based upon anticipated cash flows.